Revenue - Schedule of Disaggregated Revenue by Primary Geographic Areas (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregated revenue by principal geographic areas [line items]
Revenue		$ 30,981	$ 27,587	$ 31,689
Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		30,981	27,587	28,132
Continuing operations [member] | Republic of Ireland [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		706	632	655
Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		4,223	3,337	3,721
Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	6,328	5,833	6,007
Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		17,193	15,463	15,393
Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	2,531	2,322	2,356
Discontinued operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		0	0	3,557
Europe Materials [Member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[3]	10,581	9,141	9,509
Europe Materials [Member] | Continuing operations [member] | Republic of Ireland [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		706	632	655
Europe Materials [Member] | Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		3,979	3,157	3,478
Europe Materials [Member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	5,243	4,841	4,845
Europe Materials [Member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		0
Europe Materials [Member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	653	511	531
Americas Materials [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[3]	12,407	11,273	11,626
Americas Materials [member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		11,172	9,984	10,307
Americas Materials [member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	1,235	1,289	1,319
Building Products [Member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		7,993	7,173	6,997
Building Products [Member] | Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		244	180	243
Building Products [Member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	1,085	992	1,162
Building Products [Member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		6,021	5,479	5,086
Building Products [Member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	$ 643	$ 522	$ 506

[1]	The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, the Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.
[2]	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.
[3]	Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.